--------------------------------------------------------------------------------
                                                         DFDENT
                                                         PREMIER
                                                       GROWTH FUND
--------------------------------------------------------------------------------
                                                   SEMI-ANNUAL REPORT

                                                    DECEMBER 31, 2001










--------------------------------------------------------------------------------
                                                         DFDENT
                                                    AND COMPANY, INC.
                                                 ----------------------
                                                   INVESTMENT COUNSEL

                                                    2 PORTLAND SQUARE
                                                  PORTLAND, MAINE 04101
                                               (866) 2DF-DENT (TOLL FREE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

A Message to Our Shareholders...............................    1
Performance Chart and Analysis..............................    3
Five Largest Holdings.......................................    4
Schedule of Investments.....................................    5
Statement of Assets and Liabilities.........................    6
Statement of Operations.....................................    7
Statement of Changes in Net Assets..........................    8
Financial Highlights........................................    9
Notes to Financial Statements...............................   10

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

For the period ending December 31, 2001, I am pleased to report that the performance for your DFDENT PREMIER GROWTH FUND (the "Fund") since its inception (July 16, 2001) outperformed most market indices during a period of heightened volatility resulting in part from the unforeseen and tragic events of September 11, 2001. The Fund's cumulative return of +5.30% compares favorably with -3.89% for the S&P 500 Index, the benchmark against which we measure the Fund's performance, for a differential of 9.19% positive outperformance.* Your Fund's performance has NOT resulted from some kind of insightful market strategy, any sophisticated technique or timely trading. I believe it has resulted from owning well-managed, industry-leading companies in which investors have confidence during periods of crisis such as we have experienced. In truth much of the credit belongs not to D.F. Dent and Company, Inc. although we do have some special and very talented people here, but to the hard-working managements of the portfolio companies. In most cases, these managements are co-investors with you in their enterprises and firm believers in their companies' futures.

The Fund invests in what D.F. Dent and Company, Inc. believes are the most attractive growth companies across the market capitalization size spectrum. Consequently, as of December 31, 2001 the Fund's investments were allocated as follows:

        Large capitalization........................................     51.8%
        Mid-size capitalization.....................................     32.6%
        Small capitalization........................................     13.5%
        Money Market Funds..........................................      2.1%
                                                                        ------
        Total Fund..................................................    100.0%

The allocation may vary in the future, but it is our intention to have representation in each of the above size categories and remain fully invested with reserve funds at 5% or less.

D.F. Dent and Company, Inc. has agreed to waive its management fee and reimburse Fund expenses as necessary until October 31, 2002 in order to cap the annual expense ratio at 1.25% of net assets. The Fund's first annual report to be mailed in the summer of 2002 will present the expense ratio strategy to be employed after October 31, 2002.

Thank you for your confidence in the DFDENT PREMIER GROWTH FUND. We look forward to working for you in the year ahead.

Sincerely yours,

/s/ Dan Dent
Dan Dent
D.F. Dent and Company, Inc.


                                        1             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

---------------------------------------------------------
* PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RETURNS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. AS OF DECEMBER 31, 2001, THE FUND'S SINCE INCEPTION RETURN WAS 5.30%. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FUND RETURNS INCLUDE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PERFORMANCE FOR THE FUND WOULD HAVE BEEN LOWER DURING THE PERIOD IF CERTAIN EXPENSES HAD NOT BEEN REIMBURSED BY D.F. DENT AND COMPANY, INC. AND FEES HAD NOT BEEN WAIVED. FOR UP-TO-DATE PERFORMANCE CALL (866) 233-3368.

THE FUND PRIMARILY INVESTS IN MEDIUM AND LARGE-SIZE DOMESTIC COMPANIES. MEDIUM-SIZE COMPANIES CAN HAVE MORE RISK THAN INVESTING IN LARGER, MORE ESTABLISHED COMPANIES. THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE MARKET CAPITALIZATION WEIGHTED PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF DECEMBER 31, 2001 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE. (02/02)


                                        2             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

The following chart reflects the change in the value of a $100,000 investment, including reinvested dividends and distributions, in the DF Dent Premier Growth Fund (the "Fund" or "DFDPX") compared with the Standard and Poor's 500 Index ("S&P 500"), since inception. The S&P 500 is a broad-based securities market index. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed while the S&P 500 is unmanaged and is not available for investment. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                                SINCE
CUMULATIVE TOTAL RETURN AS OF 12/31/01                        INCEPTION
-----------------------------------------------------------------------
DF Dent Premier Growth Fund                                     +5.30%
S&P 500 Index                                                   -3.89%

INVESTMENT VALUE ON 12/31/01
-----------------------------------------------------------------------
DF Dent Premier Growth Fund                                   $105,300
S&P 500 Index                                                 $ 96,106

[EDGAR Representation of Performance chart:

                                  DFDPX                 S&P 500 INDEX
                                  -----                 -------------
16-Jul-2001                       100000                     98912
                                  100200                     99898
                                   99500                     99344
                                   99000                     99946
                                   99200                     99603
                                   98400                     97972
                                   97700                     96378
                                   99400                     97928
                                  101900                     98951
                                  102300                     99189
                                  102500                     99082
                                  102600                     99634
                                  102600                    100021
                                  103400                    100417
03-Aug-2001                       103200                     99891
                                  102800                     98750
                                  102700                     99072
                                  101000                     97355
                                  101300                     97347
                                  101200                     97901
                                  101800                     97994
                                  101800                     97619
                                  101700                     96902
                                  101300                     97202
                                  100500                     95582
                                  100500                     96358
                                  100200                     95194
                                  101000                     95857
23-Aug-2001                       101000                     95592
                                  102500                     97471
                                  102300                     97000
                                  100800                     95544
                                  100000                     94479
                                   98900                     92872
                                   98700                     93247
                                   98500                     93194
                                   97600                     93095
                                   95900                     91011
                                   94000                     89315
10-Oct-2001                        94200                     89871
                                   90700                     85448
                                   90800                     84952
                                   89200                     83583
                                   87500                     80987
                                   86500                     79445
                                   89000                     82542
                                   90100                     83268
                                   89400                     82838
                                   90700                     83789
                                   93400                     85626
01-Oct-2001                        92400                     85430
                                   93200                     86481
                                   95600                     88204
                                   96100                     87986
                                   95600                     88130
                                   94300                     87395
                                   94100                     87395
                                   96000                     86927
                                   98200                     88921
                                   97400                     90273
                                   97100                     89797
                                   98200                     90282
                                   96700                     88600
                                   95800                     87902
19-Oct-2001                        96100                     88303
                                   97500                     89654
                                   98000                     89232
                                   98100                     89267
                                   99200                     90492
                                  100100                     90864
                                   97600                     88699
                                   95600                     87177
                                   95800                     87176
                                   97200                     89176
                                   98000                     89431
                                   98700                     90718
                                   98300                     92036
07-Nov-2001                        98600                     91784
                                   98300                     92009
                                   97800                     92155
                                   97700                     91992
                                   99400                     93700
                                   99700                     93874
                                   99800                     93959
                                   99800                     93664
                                  101400                     94684
                                  101400                     93993
                                  100900                     93530
                                  102100                     94625
26-Nov-2001                       102900                     95208
                                  103100                     94556
                                  101400                     92830
                                  102200                     93791
                                  102000                     93729
                                  101400                     92944
                                  102900                     94170
                                  105300                     96271
                                  105300                     96004
                                  104500                     95281
                                  102600                     93769
                                  102300                     93508
                                  101700                     93534
                                  100600                     92079
14-Dec-2001                       100400                     92384
                                  101900                     93311
                                  102800                     94015
                                  102900                     94561
                                  102300                     93769
                                  103200                     94177
                                  103300                     94157
                                  104500                     94545
                                  105000                     95184
                                  105800                     95504
31-Dec-2001                       105300                     94439]


                                        3             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
FIVE LARGEST HOLDINGS

--------------------------------------------------------------------------------

                           DFDENT PREMIER GROWTH FUND
                              FIVE LARGEST HOLDINGS
                                DECEMBER 31, 2001

                                                                            PCT. NET
                                                                             ASSETS
QUANTITY                SECURITY               TOTAL COST   MARKET VALUE   OF THE FUND
--------                --------               ----------   ------------   -----------
  4,100    RenaissanceRe Holdings Ltd.          $301,922      $391,140        6.18
 10,000    Techne Corp.                         $294,605      $368,500        5.83
  7,000    Mettler-Toledo International, Inc.   $299,078      $362,950        5.74
  5,300    Baxter International, Inc.           $257,645      $284,239        4.49
  5,500    Clear Channel Communications, Inc.   $297,305      $280,005        4.43

The Portfolio holdings are subject to change based upon Portfolio Manager activity.


                                        4             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                         SECURITY                                                      SECURITY
  SHARES               DESCRIPTION               VALUE          SHARES               DESCRIPTION               VALUE
  -------    --------------------------------  ----------       -------    --------------------------------  ----------

  COMMON STOCK (97.8%)                                          FINANCIAL SERVICES (7.9%)
  BANKING (9.1%)                                                 1,500     First Data Corp.                  $  117,675
   8,000     East West Bancorp, Inc.           $  206,000        3,700     Freddie Mac                          241,980
   4,300     Northern Trust Corp.                 258,946        4,000     T. Rowe Price Group, Inc.            138,920
   2,500     Wells Fargo & Co.                    108,625                                                    ----------
                                               ----------                                                       498,575
                                                  573,571                                                    ----------
                                               ----------       INSURANCE (12.9%)
  BUSINESS SERVICES (5.7%)                                       3,300     American International Group, Inc.   262,020
   4,000     Electronic Data Systems Corp.        274,200        1,500     Marsh & McLennan Cos., Inc.          161,175
   1,600     United Parcel Service, Inc.           87,200        4,100     RenaissanceRe Holdings Ltd.          391,140
                                               ----------                                                    ----------
                                                  361,400                                                       814,335
                                               ----------                                                    ----------
  COMMUNICATION EQUIPMENT (0.8%)                                LIFE SCIENCES (5.8%)
   1,000     QUALCOMM, Inc.+                       50,500       10,000     Techne Corp.+                        368,500
                                               ----------                                                    ----------
  COMMUNICATION SERVICES (10.1%)                                MEDIA (0.8%)
   3,800     Amdocs Ltd.+                         129,086        1,500     AOL Time Warner, Inc.+                48,150
   9,000     American Tower Corp.+                 85,230                                                    ----------
   2,000     Comverse Technology, Inc.+            44,740       MEDICAL PRODUCTS (4.5%)
   5,000     Convergys Corp.+                     187,450        5,300     Baxter International, Inc.           284,239
  11,000     Crown Castle International Corp.+    117,480                                                    ----------
   3,000     Sprint Corp. (PCS Group)+             73,230       MERCHANDISING (5.4%)
                                               ----------        5,000     Walgreen Co.                         168,300
                                                  637,216        4,000     Whole Foods Market, Inc.             174,240
                                               ----------                                                    ----------
  CONTROLS & INSTRUMENTS (5.7%)                                                                                 342,540
   7,000     Mettler-Toledo International, Inc.+  362,950                                                    ----------
                                               ----------       PHARMACEUTICALS (3.1%)
  DATA NETWORKING (2.5%)                                         3,500     Amgen, Inc.+                         197,540
   3,000     Black Box Corp.+                     158,640                                                    ----------
                                               ----------       SPECIALTY CHEMICALS (2.2%)
  DISTRIBUTION & INDUSTRIAL SUPPLIES (2.1%)                      5,000     Engelhard Corp.                      138,400
   2,000     Fastenal Co.                         132,860                                                    ----------
                                               ----------       Total Common Stock
  ELECTRICAL PRODUCTS (1.4%)                                    (Cost $5,811,908)                             6,187,909
   2,000     Benchmark Electronics, Inc.+          37,920                                                    ----------
   2,000     Molex, Inc. - Class A+                54,100       SHORT-TERM INVESTMENTS (2.2%)
                                               ----------       53,007     Deutsche Treasury Money Market
                                                   92,020                  Fund                                  53,007
                                               ----------       83,609     Deutsche Cash Management Fund         83,609
  ELECTRONIC COMMERCE (1.0%)                                                                                 ----------
   2,000     Concord EFS, Inc.+                    65,560       TOTAL SHORT-TERM INVESTMENTS
                                               ----------       (COST $136,616)                                 136,616
  ENERGY SERVICES (2.2%)                                                                                     ----------
   2,500     Schlumberger Ltd.                    137,375       TOTAL INVESTMENTS IN SECURITIES
                                               ----------       (COST $5,948,524) (100.0%)                   $6,324,525
  ENERGY SOURCES (6.2%)                                         Other Assets and Liabilities, Net (0.0%)           (652)
   3,500     Anadarko Petroleum Corp.             198,975                                                    ----------
   3,850     Apache Corp.                         192,038       TOTAL NET ASSETS (100.0%)                    $6,323,873
                                               ----------                                                    ==========
                                                  391,013
                                               ----------
  ENTERTAINMENT (8.4%)
   5,500     Clear Channel Communications, Inc.+  280,005
   5,000     Comcast Corp. - Class A+             180,000
   3,500     Walt Disney Co.                       72,520
                                               ----------
                                                  532,525
                                               ----------


---------------------------------------------------------
+ Non-income producing security.


See Notes to Financial Statements.      5             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

ASSETS
    Total investments, at value (Cost $5,948,524) (Note 2)..  $6,324,525
    Receivable from adviser (Note 3)........................      14,890
    Interest, dividends and other receivables...............       5,511
    Prepaid expenses........................................         411
                                                              ----------
Total Assets................................................   6,345,337
                                                              ----------
LIABILITIES
    Payable to administrator (Note 3).......................       5,006
    Accrued expenses and other liabilities..................      16,458
                                                              ----------
Total Liabilities...........................................      21,464
                                                              ----------
NET ASSETS..................................................  $6,323,873
                                                              ==========
COMPONENTS OF NET ASSETS
    Paid-in capital.........................................  $5,955,399
    Undistributed net investment loss.......................      (7,529)
    Accumulated net realized gain from investments..........           2
    Unrealized appreciation of investments..................     376,001
                                                              ----------
NET ASSETS..................................................  $6,323,873
                                                              ==========
SHARES OF BENEFICIAL INTEREST...............................     600,378
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE.....................................................  $    10.53


See Notes to Financial Statements.      6             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS (unaudited)
PERIOD ENDED DECEMBER 31, 2001(a)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest income.........................................      $  4,052
    Dividend income.........................................        17,909
                                                                  --------
Total Investment Income.....................................        21,961
                                                                  --------
EXPENSES
    Investment advisory (Note 3)............................        23,609
    Administration (Note 3).................................        13,329
    Transfer agency (Note 3)................................        13,139
    Custody (Note 3)........................................         4,257
    Trustees................................................            87
    Reporting...............................................         2,000
    Compliance..............................................         1,766
    Accounting (Note 3).....................................        20,800
    Audit...................................................         5,550
    Miscellaneous...........................................         3,442
                                                                  --------
Total Expenses..............................................        87,979
    Fees waived and expenses reimbursed (Note 4)............       (58,489)
                                                                  --------
Net Expenses................................................        29,490
                                                                  --------
NET INVESTMENT LOSS.........................................        (7,529)
                                                                  --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments........................             2
    Net change in unrealized appreciation of investments....       376,001
                                                                  --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............       376,003
                                                                  --------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................      $368,474
                                                                  ========


---------------------------------------------------------
(a) Commenced operations on July 16, 2001.


See Notes to Financial Statements.      7             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
PERIOD ENDED DECEMBER 31, 2001(a)
--------------------------------------------------------------------------------

OPERATIONS
    Net investment loss.....................................       $   (7,529)
    Net realized gain on investments........................                2
    Net change in unrealized appreciation of investments....          376,001
                                                                   ----------
Net Increase in Net Assets from Operations..................          368,474
                                                                   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income on investments....................               --
                                                                   ----------
CAPITAL SHARE TRANSACTIONS
    Sale of shares..........................................        5,960,548
    Redemption of shares....................................           (5,149)
                                                                   ----------
Net Increase from Capital Transactions......................        5,955,399
                                                                   ----------
Net Increase in Net Assets..................................        6,323,873
                                                                   ----------
NET ASSETS
    Beginning of period.....................................               --
    End of period (A).......................................       $6,323,873
                                                                   ==========
SHARE TRANSACTIONS
    Sale of shares..........................................          600,891
    Redemption of shares....................................             (513)
                                                                   ----------
Net Increase in Shares......................................          600,378
                                                                   ==========
(A) Undistributed Net Investment Loss.......................       $   (7,529)
                                                                   ==========


---------------------------------------------------------
(a) Commenced operations on July 16, 2001.


See Notes to Financial Statements.      8             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS (unaudited)
PERIOD ENDED DECEMBER 31, 2001 (a)
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout the period.

NET ASSET VALUE, Beginning of Period........................    $10.00
                                                                ------
OPERATIONS
    Net investment loss.....................................     (0.01)
    Net realized and unrealized gain on investments.........      0.54
                                                                ------
Total from Operations.......................................      0.53
                                                                ------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income...................................        --
                                                                ------
NET ASSET VALUE, End of Period..............................    $10.53
                                                                ======
TOTAL RETURN................................................      5.30%
RATIO/SUPPLEMENTARY DATA
    Net assets at end of period (000's omitted).............    $6,324
    Ratios to average net assets(b)
        Expenses, including waiver of fees..................      1.25%
        Expenses, excluding waiver of fees..................      3.73%
        Net investment loss, including waiver of fees.......     (0.32%)
PORTFOLIO TURNOVER RATE.....................................         0%


---------------------------------------------------------
(a) Commenced operations on July 16, 2001.
(b) Annualized.


See Notes to Financial Statements.      9             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (unaudited)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to the DFDent Premier Growth Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on July 16, 2001 and seeks long-term capital appreciation. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Generally, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange on each Fund business day. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily
available,   are  valued  using  the  last  reported  sales  price  provided  by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.


                                       10             DFDENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
DECEMBER 31, 2001
--------------------------------------------------------------------------------

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - The Fund's investment adviser is D.F. Dent and Company, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the period ended December 31, 2001, the Adviser waived all of its fees.

ADMINISTRATOR - The Fund's administrator is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee of $24,000 per year, plus 0.10% of the average daily net assets of the Fund.

TRANSFER AGENT - The Fund's transfer agent and dividend disbursing agent is Forum Shareholder Services, LLC ("FSS"). FSS receives from the Fund an annual fee of $24,000, plus an annual shareholder account fee of $24 per shareholder account and out-of-pocket expenses.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $45,000, 0.01% of the average daily net assets of the Fund, a surcharge based upon the number of securities held by the Fund and out-of-pocket expenses. The custodian is Forum Trust, LLC, to which the Fund pays an annual maintenance fee of $3,600, 0.01% of the Fund average daily net assets, certain transactional fees and out-of-pocket expenses.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser contractually waived $23,609 in fees and reimbursed certain expenses totaling $34,880 for the period from July 16, 2001 to December 31, 2001.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, for the period July 16, 2001 to December 31, 2001, were $5,811,908 and $0, respectively.


                                       11             DFDENT PREMIER GROWTH FUND

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                DFDENT
               PREMIER
             GROWTH FUND
--------------------------------------------------------------------------------

         NASDAQ TICKER SYMBOL
                DFDPX

          INVESTMENT ADVISER

     D.F. Dent and Company, Inc.
          2 East Read Street
         Baltimore, MD 21202

             DISTRIBUTOR

       Forum Fund Services, LLC
         Two Portland Square
          Portland, ME 04101

            TRANSFER AGENT

   Forum Shareholder Services, LLC
         Two Portland Square
          Portland, ME 04101
            (866) 2DF-DENT

    This report is authorized for
         distribution only to
   Shareholders and others who have
    received a copy of the Fund's
             prospectus.

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